UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-09479

Name of Fund: BlackRock S&P 500(R) Protected Equity Fund, Inc.

Fund Address: P.O. Box 9011 Princeton,
              NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock S&P 500(R) Protected Equity Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 09/30/07

Date of reporting period: 10/01/06 - 03/31/07

Item 1 - Report to Stockholders

ALTERNATIVES   BLACKROCK SOLUTIONS   EQUITIES
FIXED INCOME   LIQUIDITY             REAL ESTATE

BlackRock S&P 500(R)                                                   BLACKROCK
Protected Equity Fund, Inc.

SEMI-ANNUAL REPORT
MARCH 31, 2007 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

BlackRock S&P 500(R) Protected Equity Fund, Inc.

Portfolio Information as of March 31, 2007

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corp. ........................................................  2.9%
General Electric Co. .....................................................  2.5
Citigroup, Inc. ..........................................................  1.7
AT&T Inc. ................................................................  1.7
Microsoft Corp. ..........................................................  1.6
Bank of America Corp. ....................................................  1.6
The Procter & Gamble Co. .................................................  1.3
Altria Group, Inc. .......................................................  1.3
Pfizer, Inc. .............................................................  1.2
Johnson & Johnson ........................................................  1.2
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels ..............................................  7.0%
Pharmaceuticals ..........................................................  5.4
Diversified Financial Services ...........................................  4.7
Insurance ................................................................  4.1
Commercial Banks .........................................................  3.5
--------------------------------------------------------------------------------

                                                                      Percent of
S&P Sector Weightings                                          Total Investments
--------------------------------------------------------------------------------
Financials ............................................................... 18.7%
Information Technology ................................................... 12.8
Health Care .............................................................. 10.3
Industrials ..............................................................  9.4
Consumer Discretionary ...................................................  9.1
Energy ...................................................................  8.6
Consumer Staples .........................................................  8.3
Utilities ................................................................  3.3
Telecommunication Services ...............................................  3.2
Materials ................................................................  2.7
Other* ................................................................... 13.6
--------------------------------------------------------------------------------

* Includes portfolio holdings in options and short-term investments.

For Fund compliance purposes, the Fund's industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry and sector sub-classifications for reporting ease.

Announcement of Annual Stockholders Meeting

The by-laws of the Fund generally require that advance notice be given to the Fund in the event a stockholder desires to transact any business from the floor at an annual meeting of stockholders. Notice of any such business must be in writing and received at the Fund's principal executive office by July 10, 2007.

S&P 500 is a registered trademark of the McGraw-Hill Companies.


2       BLACKROCK S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2007

A Letter to Shareholders

Dear Shareholder

For most financial markets, 2007 opened just as 2006 ended -- on a positive trajectory. At the end of February and into March, however, global equity markets registered their first significant decline since last summer. The market jitters were triggered by a significant setback in the Chinese market and were exacerbated by several concerns, notably a weakening economy, some disappointing corporate earnings announcements, escalating geopolitical concerns in the Middle East and increasing delinquencies in the subprime mortgage market. Despite the recent spate of volatility, underlying stock market fundamentals appear quite sound, supported by a generally favorable global economic backdrop, tame inflation, relatively low interest rates and attractive valuations.

Not unlike the equity market, the bond market also has seen volatility recently as observers have attempted to interpret mixed economic signals. A bond market rally late last year reversed itself early in 2007 as economic data strengthened. Prices improved (and yields fell) again in February as equities struggled, but retrenched slightly in March. Notably, the Treasury curve remained inverted for much of 2006 and into 2007. The 30-year Treasury yield stood at 4.84% at the end of March 2007, while the one-month Treasury offered the highest yield on the curve at 5.07%.

For its part, the Federal Reserve Board (the Fed) has left the target short-term interest rate on hold at 5.25% since first pausing in its interest rate-hiking campaign on August 8, 2006. Although the central bankers continue to express concern about potential inflationary pressures, they also have made reference to signs of economic weakness in their public statements. Most observers expect the Fed to keep interest rates on hold for now.

Notwithstanding some recent volatility, most major market indexes managed to post positive returns for the annual and semi-annual reporting periods ended March 31, 2007:

Total Returns as of March 31, 2007                                                    6-month         12-month
==============================================================================================================
U.S. equities (Standard & Poor's 500 Index)                                           + 7.38%          +11.83%
--------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                          +11.02           + 5.91
--------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                     +14.85           +20.20
--------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers Aggregate Bond Index)                                   + 2.76           + 6.59
--------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                        + 1.93           + 5.43
--------------------------------------------------------------------------------------------------------------
High yield bonds (Credit Suisse High Yield Index)                                     + 7.59           +11.82
--------------------------------------------------------------------------------------------------------------

If recent market movements are any guide, 2007 could be a year of enhanced market volatility. As you navigate the uncertainties of the financial markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more reflection on the markets, please ask your financial professional for the latest issue of "What's Ahead in 2007: First Quarter Update," or view it online at www.blackrock.com/funds. We thank you for trusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

                                                     Sincerely,


                                                     /s/ Robert C. Doll, Jr.

                                                     Robert C. Doll, Jr.
                                                     Fund President and Director


  BLACKROCK S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2007       3

A Discussion With Your Fund's Portfolio Managers

      In the context of a changeable market, the Fund was effectively able to preserve invested principal for the six months ended March 31, 2007.

How did the Fund perform during the semi-annual period?

For the six-month period ended March 31, 2007, the Common Stock of BlackRock S&P 500(R) Protected Equity Fund, Inc. had a total investment return of +2.18%, based on a change in per share net asset value from $9.98 to $10.14, and assuming reinvestment of all distributions. The benchmark Standard & Poor's 500 (S&P 500) Index returned +7.38% for the six-month period. The disparity in returns is attributed to the fact that the protective put options in which the Fund invests decrease in value as the S&P 500 Index increases. However, the protective puts also increase in value as the Index declines, thereby offering the Fund downside protection not possible by investing in the Index alone.

Since inception on November 3, 1999 through March 31, 2007, the Fund had a total net return of +3.53% while the S&P 500 Index posted a total return of +18.27%. When the Fund matures, if the S&P 500 Index remains at current levels, we expect that the payout from the options and the stock value should be sufficient to pay back the original principal to investors. Of course, while the Fund is designed to deliver no loss in principal, this cannot be guaranteed.

For a description of the Fund's total investment return based on a change in per share market value of the Fund's Common Stock (as measured by the trading price of the Fund's shares on the NASDAQ), and assuming reinvestment of distributions, please refer to the Financial Highlights section of this report. As a closed-end fund, the Fund's shares may trade in the secondary market at a premium or a discount to the Fund's net asset value. As a result, total investment returns based on changes in the market value of the Fund's Common Stock can vary significantly from total investment returns based on changes in the Fund's net asset value.

Describe the market environment during the past six months.

On the whole, U.S. equities turned out respectable performance during the six-month period ended March 31, 2007, with the S&P 500 Index posting a gain of +7.38%. Simply looking at the raw numbers, though, hides the noticeable return to higher levels of market volatility, which was prompted largely by growing concerns over weakening economic growth and fears of a possible recession.

The semi-annual period began in the last quarter of 2006, which proved to be another strong year for global equity markets. U.S. stock markets started off 2006 on a good note, experienced their first significant correction since 2002 (in mid-May) and then recovered to end the year solidly in the black. The S&P 500 Index advanced 6.70% during the 2006 fourth quarter, to close the year at 2,186. Key to investors' confidence were: a strong labor market; receding risks of higher inflation and high oil prices; and finally, the pervasive strength in corporate fundamentals that included reasonably good investment levels, healthy balance sheets and profit margins. A firm global economic picture gave further support to the equity market rally, as did an extraordinary degree of share buybacks and merger-and-acquisition (M&A) activity. Remarkably, corporate profit growth rose a double-digit percentage for an unprecedented fifth year in a row.

The first quarter of 2007 was an extraordinary three months for investors. The year started off much as 2006 ended, with economic statistics continuing to paint a mixed picture and with stock prices continuing the rally that began in the summer of 2006. That all seemed to end on February 27, 2007, when global equity markets experienced a sharp retrenchment, triggered by a correction in the Chinese stock market, where the Shanghai Composite Index dropped nearly 9% in a single day. In the week that followed, U.S. stocks experienced their most dramatic one-week decline in four years, and then proceeded to trade in an erratic fashion for the remainder of the quarter. In late March, equities even recorded their best weekly gains since 2003. At the end of it all, the S&P 500 Index gained 0.64% to end the quarter at 2,200, just about where it began.


4       BLACKROCK S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2007

For the six-month period ended March 31, 2007, the +7.38% return of the large-capitalization S&P 500 Index trailed its mid- and small-capitalization counterparts, the S&P MidCap 400 Index and the S&P SmallCap 600 Index, which gained 13.19% and 11.30%, respectively. The value style of investing largely outperformed the growth style for the period, with the S&P 500 Citigroup Value Index returning +9.17% compared to the +5.55% return of the S&P 500 Citigroup Growth Index.

How did you manage the portfolio during the period?

The Fund holds "in the money" S&P 500 European put options, which means these options have an above-the- market exercise price. In this case, the put options expire in October 2007 and have a strike of 1,639.47 index points. The S&P 500 Price Index closed at 1,421 at the end of March 2007. The value of these options at the Fund's maturity is intended to help offset any losses suffered by the Fund's equity portfolio in the event that, in October 2007, the S&P 500 Index settles below the value recorded at the Fund's inception.

The portion of the Fund's assets not used to purchase put options is benchmarked to the S&P 500 Index with the goal of replicating the risks and returns of the Index. Over the period, changes in this portion of the portfolio were made in response to changes in the composition of the benchmark. At March 31, 2007, 12% of the Fund's net assets was invested in put options and 88% in equities, compared to 15% in put options and 85% in equities at September 30, 2006. Exchange-traded S&P 500 Index futures contracts were used as an anticipatory hedge to provide equity exposure on the portfolio's cash position and thereby achieve the Fund's target of maintaining 100% equity exposure.

How would you characterize the Fund's position at the close of the period?

The Fund is positioned to provide downside protection not possible by investing in the Index alone. The S&P 500 Index provides diversified exposure to the securities of the largest publicly traded U.S. companies.

Jonathan A. Clark
Vice President and Portfolio Manager

Debra L. Jelilian
Vice President and Portfolio Manager

April 30, 2007


  BLACKROCK S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2007       5

Summary Schedule of Investments as of March 31, 2007 (Unaudited)

This summary schedule of investments is presented to help investors focus on the Fund's principal holdings. It includes the Fund's 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund's net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. A complete schedule of investments is available without charge, upon request, by calling 800-441-7762 or on the Securities and Exchange Commission's Web site at http://www.sec.gov.

                                          Shares                                                                          Percent of
Industry                                    Held      Common Stocks                                         Value         Net Assets
====================================================================================================================================
Aerospace & Defense                        4,102      Boeing Co.                                         $  364,709          0.5%
                                           5,098      United Technologies Corp.                             331,370          0.4
                                                      Other Securities                                      894,185          1.2
                                                                                                         ---------------------------
                                                                                                          1,590,264          2.1
------------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics                    5,600      United Parcel Service, Inc. Class B                   392,560          0.5
                                                      Other Securities                                      204,383          0.3
                                                                                                         ---------------------------
                                                                                                            596,943          0.8
------------------------------------------------------------------------------------------------------------------------------------
Airlines                                              Other Securities                                       56,610          0.1
------------------------------------------------------------------------------------------------------------------------------------
Auto Components                                       Other Securities                                      122,212          0.2
------------------------------------------------------------------------------------------------------------------------------------
Automobiles                                           Other Securities                                      244,149          0.3
------------------------------------------------------------------------------------------------------------------------------------
Beverages                                 10,348      The Coca-Cola Co.                                     496,704          0.7
                                           8,403      PepsiCo, Inc.                                         534,095          0.7
                                                      Other Securities                                      334,322          0.4
                                                                                                         ---------------------------
                                                                                                          1,365,121          1.8
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology                              5,955      Amgen, Inc. (a)                                       332,765          0.5
                                                      Other Securities                                      481,065          0.6
                                                                                                         ---------------------------
                                                                                                            813,830          1.1
------------------------------------------------------------------------------------------------------------------------------------
Building Products                                     Other Securities                                      113,903          0.2
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets                            2,200      The Goldman Sachs Group, Inc.                         454,586          0.6
                                           4,500      Merrill Lynch & Co., Inc. (b)                         367,515          0.5
                                           5,437      Morgan Stanley                                        428,218          0.6
                                                      Other Securities                                    1,164,677          1.5
                                                                                                         ---------------------------
                                                                                                          2,414,996          3.2
------------------------------------------------------------------------------------------------------------------------------------
Chemicals                                             Other Securities                                    1,024,923          1.4
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks                           1,661      The PNC Financial Services Group, Inc. (b)            119,542          0.2
                                           9,143      U.S. Bancorp                                          319,731          0.4
                                           9,726      Wachovia Corp.                                        535,416          0.7
                                          17,032      Wells Fargo & Co.                                     586,412          0.8
                                                      Other Securities                                    1,093,139          1.4
                                                                                                         ---------------------------
                                                                                                          2,654,240          3.5
------------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies                        Other Securities                                      369,248          0.5
------------------------------------------------------------------------------------------------------------------------------------
Communications Equipment                  30,994      Cisco Systems, Inc. (a)                               791,277          1.0
                                           8,404      QUALCOMM, Inc.                                        358,515          0.5
                                                      Other Securities                                      533,423          0.7
                                                                                                         ---------------------------
                                                                                                          1,683,215          2.2
------------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals                    4,296      Apple Computer, Inc. (a)                              399,141          0.5
                                          13,725      Hewlett-Packard Co.                                   550,921          0.7
                                           7,841      International Business Machines Corp.                 739,093          1.0
                                                      Other Securities                                      734,007          1.0
                                                                                                         ---------------------------
                                                                                                          2,423,162          3.2
------------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering                            Other Securities                                       30,953          0.0
------------------------------------------------------------------------------------------------------------------------------------
Construction Materials                                Other Securities                                       70,237          0.1
------------------------------------------------------------------------------------------------------------------------------------
Consumer Finance                           6,222      American Express Co.                                  350,921          0.5
                                                      Other Securities                                      246,442          0.3
                                                                                                         ---------------------------
                                                                                                            597,363          0.8
------------------------------------------------------------------------------------------------------------------------------------


6       BLACKROCK S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2007

                                           Shares                                                                         Percent of
Industry                                     Held      Common Stocks                                        Value         Net Assets
====================================================================================================================================
Containers & Packaging                                 Other Securities                                  $  145,746          0.2%
------------------------------------------------------------------------------------------------------------------------------------
Distributors                                           Other Securities                                      49,343          0.1
------------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services                          Other Securities                                      60,018          0.1
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services             23,020      Bank of America Corp.                              1,174,480          1.6
                                           25,081      Citigroup, Inc.                                    1,287,659          1.7
                                           17,617      JPMorgan Chase & Co.                                 852,310          1.1
                                                       Other Securities                                     235,994          0.3
                                                                                                         ---------------------------
                                                                                                          3,550,443          4.7
------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services     32,108      AT&T Inc.                                          1,266,018          1.7
                                           14,731      Verizon Communications, Inc.                         558,600          0.7
                                                       Other Securities                                     200,999          0.3
                                                                                                         ---------------------------
                                                                                                          2,025,617          2.7
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities                                     Other Securities                                   1,222,438          1.6
------------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment                                   Other Securities                                     274,234          0.4
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments                     Other Securities                                     157,431          0.2
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services                 6,132      Schlumberger Ltd.                                    423,721          0.6
                                                       Other Securities                                     796,858          1.0
                                                                                                         ---------------------------
                                                                                                          1,220,579          1.6
------------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing                   12,608      Wal-Mart Stores, Inc.                                591,946          0.8
                                                       Other Securities                                     985,394          1.3
                                                                                                         ---------------------------
                                                                                                          1,577,340          2.1
------------------------------------------------------------------------------------------------------------------------------------
Food Products                                          Other Securities                                     743,919          1.0
------------------------------------------------------------------------------------------------------------------------------------
Gas Utilities                                          Other Securities                                     134,698          0.2
------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies            5,948      Medtronic, Inc.                                      291,809          0.4
                                                       Other Securities                                     781,163          1.0
                                                                                                         ---------------------------
                                                                                                          1,072,972          1.4
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services            6,880      UnitedHealth Group, Inc.                             364,434          0.5
                                                       Other Securities                                   1,145,408          1.5
                                                                                                         ---------------------------
                                                                                                          1,509,842          2.0
------------------------------------------------------------------------------------------------------------------------------------
Health Care Technology                                 Other Securities                                      36,155          0.0
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                          Other Securities                                   1,020,654          1.4
------------------------------------------------------------------------------------------------------------------------------------
Household Durables                                     Other Securities                                     417,228          0.6
------------------------------------------------------------------------------------------------------------------------------------
Household Products                         16,170      The Procter & Gamble Co.                           1,021,297          1.3
                                                       Other Securities                                     366,850          0.5
                                                                                                         ---------------------------
                                                                                                          1,388,147          1.8
------------------------------------------------------------------------------------------------------------------------------------
IT Services                                            Other Securities                                     731,242          1.0
------------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                          Other Securities                                     329,314          0.4
Energy Traders
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates                    3,830      3M Co.                                               292,727          0.4
                                           52,432      General Electric Co.                               1,853,996          2.5
                                           10,126      Tyco International Ltd.                              319,475          0.4
                                                       Other Securities                                      48,761          0.1
                                                                                                         ---------------------------
                                                                                                          2,514,959          3.4
------------------------------------------------------------------------------------------------------------------------------------
Insurance                                  13,167      American International Group, Inc.                   885,086          1.2
                                                       Other Securities                                   2,180,498          2.9
                                                                                                         ---------------------------
                                                                                                          3,065,584          4.1
------------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail                              Other Securities                                     116,666          0.2
------------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services                1,080      Google, Inc. Class A (a)                             494,813          0.7
                                                       Other Securities                                     423,374          0.5
                                                                                                         ---------------------------
                                                                                                            918,187          1.2
------------------------------------------------------------------------------------------------------------------------------------


  BLACKROCK S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2007       7

                                           Shares                                                                         Percent of
Industry                                     Held      Common Stocks                                        Value         Net Assets
====================================================================================================================================
Leisure Equipment & Products                           Other Securities                                 $   128,660          0.2%
------------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services                         Other Securities                                     215,346          0.3
------------------------------------------------------------------------------------------------------------------------------------
Machinery                                              Other Securities                                   1,053,768          1.4
------------------------------------------------------------------------------------------------------------------------------------
Media                                      16,240      Comcast Corp. Class A (a)                            421,428          0.6
                                           19,720      Time Warner, Inc.                                    388,878          0.5
                                           10,861      Walt Disney Co.                                      373,944          0.5
                                                       Other Securities                                   1,109,675          1.5
                                                                                                        ----------------------------
                                                                                                          2,293,925          3.1
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining                                        Other Securities                                     565,823          0.8
------------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities                                        Other Securities                                     826,693          1.1
------------------------------------------------------------------------------------------------------------------------------------
Multiline Retail                                       Other Securities                                     816,873          1.1
------------------------------------------------------------------------------------------------------------------------------------
Office Electronics                                     Other Securities                                      85,818          0.1
------------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                11,226      Chevron Corp.                                        830,275          1.1
                                            8,426      ConocoPhillips                                       575,917          0.8
                                           29,168      Exxon Mobil Corp. (d)                              2,200,726          2.9
                                                       Other Securities                                   1,638,211          2.2
                                                                                                        ----------------------------
                                                                                                          5,245,129          7.0
------------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products                                Other Securities                                     209,411          0.3
------------------------------------------------------------------------------------------------------------------------------------
Personal Products                                      Other Securities                                     109,303          0.1
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals                             7,791      Abbott Laboratories                                  434,738          0.6
                                           14,884      Johnson & Johnson                                    896,910          1.2
                                           11,070      Merck & Co., Inc.                                    488,962          0.6
                                           36,438      Pfizer, Inc.                                         920,424          1.2
                                            6,857      Wyeth                                                343,056          0.5
                                                       Other Securities                                     986,795          1.3
                                                                                                        ----------------------------
                                                                                                          4,070,885          5.4
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs)                  Other Securities                                     821,268          1.1
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development                   Other Securities                                      70,334          0.1
------------------------------------------------------------------------------------------------------------------------------------
Road & Rail                                            Other Securities                                     478,443          0.6
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor             29,521      Intel Corp.                                          564,737          0.7
Equipment                                              Other Securities                                     961,996          1.3
                                                                                                        ----------------------------
                                                                                                          1,526,733          2.0
------------------------------------------------------------------------------------------------------------------------------------
Software                                   44,026      Microsoft Corp. (d)                                1,227,005          1.6
                                           20,458      Oracle Corp. (a)                                     370,904          0.5
                                                       Other Securities                                     532,260          0.7
                                                                                                        ----------------------------
                                                                                                          2,130,169          2.8
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail                           10,465      Home Depot, Inc.                                     384,484          0.5
                                                       Other Securities                                     906,758          1.2
                                                                                                        ----------------------------
                                                                                                          1,291,242          1.7
------------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods                       Other Securities                                     319,242          0.4
------------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance                             Other Securities                                     882,753          1.2
------------------------------------------------------------------------------------------------------------------------------------
Tobacco                                    10,616      Altria Group, Inc.                                   932,191          1.3
                                                       Other Securities                                      90,804          0.1
                                                                                                        ----------------------------
                                                                                                          1,022,995          1.4
------------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors                       Other Securities                                      26,957          0.0
------------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services        14,974      Sprint Nextel Corp.                                  283,907          0.4
                                                       Other Securities                                     118,296          0.1
                                                                                                        ----------------------------
                                                                                                            402,203          0.5
------------------------------------------------------------------------------------------------------------------------------------
                                                       Total Common Stocks
                                                       (Cost -- $53,124,392)                             65,048,098         86.6
====================================================================================================================================


8       BLACKROCK S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2007

Summary Schedule of Investments (concluded)

                             Beneficial                                                                                   Percent of
                               Interest      Short-Term Securities                                        Value           Net Assets
====================================================================================================================================
                             $1,556,527      BlackRock Liquidity Series, LLC Cash Sweep Series,
                                             5.26% (b)(c)                                               $ 1,556,527          2.1%
------------------------------------------------------------------------------------------------------------------------------------
                                             Total Short-Term Securities
                                             (Cost -- $1,556,527)                                         1,556,527          2.1
====================================================================================================================================
                              Number of
                              Contracts      Put Options Purchased
====================================================================================================================================
                                 54,651      S&P European, expiring October 2007 at US$1,639              8,656,862         11.5
------------------------------------------------------------------------------------------------------------------------------------
                                             Total Put Options Purchased
                                             (Premiums Paid -- $10,465,188)                               8,656,862         11.5
====================================================================================================================================
Total Investments (Cost -- $65,146,107*)                                                                 75,261,487        100.2
Liabilities in Excess of Other Assets                                                                      (173,969)        (0.2)
                                                                                                        ----------------------------
Net Assets                                                                                              $75,087,518        100.0
                                                                                                        ============================

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost ...........................................    $66,173,642
                                                                    ===========
      Gross unrealized appreciation ............................    $19,080,686
      Gross unrealized depreciation ............................     (9,992,841)
                                                                    -----------
      Net unrealized appreciation ..............................    $ 9,087,845
                                                                    ===========
(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                                       Interest/
                                     Purchase      Sales   Realized    Dividend
         Affiliate                     Cost        Cost      Gain       Income
      --------------------------------------------------------------------------
      BlackRock
        Liquidity Series, LLC
        Cash Sweep Series                 --    $(118,772)*   --       $38,053
      BlackRock
        Liquidity Series, LLC
        Money Market Series               --           --     --       $   109
      Merrill Lynch & Co., Inc.           --           --     --       $ 2,700
      The PNC Financial Services
        Group, Inc.                  $21,975           --     --       $ 1,497
      --------------------------------------------------------------------------

*     Represents net sale cost.

(c)   Represents the current yield as of March 31, 2007.
(d) All or a portion of security held as collateral in connection with open financial futures contracts.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of March 31, 2007 were as follows:

      --------------------------------------------------------------------------
      Number of                        Expiration        Face        Unrealized
      Contracts        Issue              Date           Value      Appreciation
      --------------------------------------------------------------------------
         4         S&P 500 Index       June 2007      $1,398,964      $32,236
      --------------------------------------------------------------------------

o "Other Securities" represent issues that are not identified as the 50 largest holdings of the Fund and issues not exceeding 1% of net assets. Some securities, or a portion thereof, in this category are held as collateral in connection with open financial futures contracts.

      See Notes to Financial Statements.


  BLACKROCK S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2007       9

Statement of Assets, Liabilities and Capital

As of March 31, 2007 (Unaudited)
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
          Investments in unaffiliated securities, at value (identified cost -- $52,739,461) .......                    $ 64,561,041
          Investments in affiliated securities, at value (identified cost -- $1,941,458) ..........                       2,043,584
          Options purchased, at value (premiums paid -- $10,465,188) ..............................                       8,656,862
          Cash ....................................................................................                               1
          Receivables:
              Dividends ...........................................................................    $     77,824
              Securities sold .....................................................................          12,214
              Securities lending ..................................................................              24          90,062
                                                                                                       ------------
          Other assets ............................................................................                           7,225
                                                                                                                       ------------
          Total assets ............................................................................                      75,358,775
                                                                                                                       ------------

===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
          Payables:
              Investment adviser ..................................................................         182,433
              Securities purchased ................................................................          88,524
              Variation margin ....................................................................             300         271,257
                                                                                                       ----------------------------
          Total liabilities .......................................................................                         271,257
                                                                                                                       ------------

===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
          Net assets ..............................................................................                    $ 75,087,518
                                                                                                                       ============

===================================================================================================================================
Capital
-----------------------------------------------------------------------------------------------------------------------------------
          Common Stock, par value $.10 per share, 200,000,000 shares authorized ...................                    $    740,723
          Paid-in capital in excess of par ........................................................                      79,116,209
          Undistributed investment income -- net ..................................................    $    132,700
          Accumulated realized capital losses -- net ..............................................     (15,049,730)
          Unrealized appreciation -- net ..........................................................      10,147,616
                                                                                                       ------------
          Total accumulated losses -- net .........................................................                      (4,769,414)
                                                                                                                       ------------
          Total Capital -- Equivalent to $10.14 per share based on 7,407,227 shares of Common Stock
            outstanding (market price -- $9.91) ...................................................                    $ 75,087,518
                                                                                                                       ============

      See Notes to Financial Statements.


10       BLACKROCK S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2007

Statement of Operations

For the Six Months Ended March 31, 2007 (Unaudited)
==================================================================================================================================
Investment Income
----------------------------------------------------------------------------------------------------------------------------------
          Dividends (including $4,197 from affiliates) ............................................                    $   624,626
          Interest from affiliates ................................................................                         38,053
          Securities lending -- net ...............................................................                            109
                                                                                                                       -----------
          Total income ............................................................................                        662,788
                                                                                                                       -----------

==================================================================================================================================
Expenses
----------------------------------------------------------------------------------------------------------------------------------
          Investment advisory fees ................................................................     $   372,055
          Directors' fees and expenses ............................................................          16,090
                                                                                                        -----------
          Total expenses ..........................................................................                        388,145
                                                                                                                       -----------
          Investment income -- net ................................................................                        274,643
                                                                                                                       -----------

==================================================================================================================================
Realized & Unrealized Gain (Loss) -- Net
----------------------------------------------------------------------------------------------------------------------------------
          Realized gain on:
              Investments -- net ..................................................................          24,482
              Financial futures contracts -- net ..................................................          89,448        113,930
                                                                                                        -----------
          Change in unrealized appreciation/depreciation on:
              Investments -- net ..................................................................       1,158,145
              Financial futures contracts -- net ..................................................          (5,984)     1,152,161
                                                                                                        --------------------------
          Total realized and unrealized gain -- net ...............................................                      1,266,091
                                                                                                                       -----------
          Net Increase in Net Assets Resulting from Operations ....................................                    $ 1,540,734
                                                                                                                       ===========

      See Notes to Financial Statements.


  BLACKROCK S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2007       11

Statements of Changes in Net Assets

                                                                                                        For the Six
                                                                                                        Months Ended      For the
                                                                                                         March 31,      Year Ended
                                                                                                           2007        September 30,
Increase (Decrease) in Net Assets:                                                                      (Unaudited)        2006
====================================================================================================================================
Operations
------------------------------------------------------------------------------------------------------------------------------------
          Investment income -- net ................................................................     $   274,643    $   394,239
          Realized gain (loss) -- net .............................................................         113,930       (139,215)
          Change in unrealized appreciation/depreciation -- net ...................................       1,152,161      1,757,367
                                                                                                        ----------------------------
          Net increase in net assets resulting from operations ....................................       1,540,734      2,012,391
                                                                                                        ----------------------------

====================================================================================================================================
Dividends to Shareholders
------------------------------------------------------------------------------------------------------------------------------------
          Investment income -- net ................................................................        (410,005)      (270,001)
                                                                                                        ----------------------------
          Net decrease in net assets resulting from dividends to shareholders .....................        (410,005)      (270,001)
                                                                                                        ----------------------------

====================================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------------------------
          Total increase in net assets ............................................................       1,130,729      1,742,390
          Beginning of period .....................................................................      73,956,789     72,214,399
                                                                                                        ----------------------------
          End of period* ..........................................................................     $75,087,518    $73,956,789
                                                                                                        ============================
              * Undistributed investment income -- net ............................................     $   132,700    $   268,062
                                                                                                        ============================

      See Notes to Financial Statements.


12       BLACKROCK S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2007

                                                    For the Six
                                                    Months Ended
The following per share data and ratios              March 31,                    For the Year Ended September 30,
have been derived from information provided            2007     ----------------------------------------------------------------
in the financial statements.                        (Unaudited)    2006          2005          2004          2003         2002
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
      Net asset value, beginning of period ....... $   9.98     $   9.75      $   9.81      $    9.71     $    9.31    $    8.87
                                                   -----------------------------------------------------------------------------
      Investment income -- net ...................      .04+         .05+          .06+           .02+          .01+         .02
      Realized and unrealized gain (loss) -- net .      .18          .22          (.05)           .09           .40          .43
                                                   -----------------------------------------------------------------------------
      Total from investment operations ...........      .22          .27           .01            .11           .41          .45
                                                   -----------------------------------------------------------------------------
      Less dividends from investment income -- net     (.06)        (.04)         (.07)          (.01)         (.01)        (.01)
                                                   -----------------------------------------------------------------------------
      Net asset value, end of period ............. $  10.14     $   9.98      $   9.75      $    9.81     $    9.71    $    9.31
                                                   -----------------------------------------------------------------------------
      Market price per share, end of period ...... $   9.91     $   9.56      $   9.47      $    9.13     $    8.89    $    8.35
                                                   =============================================================================

================================================================================================================================
Total Investment Return**
--------------------------------------------------------------------------------------------------------------------------------
      Based on net asset value per share .........     2.18%@       2.76%          .17%          1.16%         4.30%        4.96%
                                                   =============================================================================
      Based on market price per share ............     4.25%@       1.35%         4.54%          2.84%         6.47%       (1.18%)
                                                   =============================================================================

================================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------------
      Expenses ...................................     1.04%*       1.05%         1.01%          1.01%         1.01%        1.02%
                                                   =============================================================================
      Investment income -- net ...................      .74%*        .54%          .62%           .23%          .09%         .09%
                                                   =============================================================================

================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period (in thousands) ... $ 75,088     $ 73,957      $ 72,214      $ 309,115     $ 306,041    $ 293,414
                                                   =============================================================================
      Portfolio turnover .........................     1.59%        4.13%         5.59%          5.73%          .15%         .71%
                                                   =============================================================================

*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.
@     Aggregate total investment return.

      See Notes to Financial Statements.


  BLACKROCK S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2007       13

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock S&P 500(R) Protected Equity Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, fixed-term, closed-end management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. Actual results may differ from these estimates. The Fund is anticipated to terminate on or about November 30, 2007. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund's shares of Common Stock are listed on the NASDAQ under the symbol PEFX. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Equity securities that are held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written or purchased are valued at the last sale price in the case of exchange-traded options. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Valuation of short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates will generally be determined at the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Fund's Board of Directors or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Fund's Board of Directors.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Fund's index. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index or if the counterparty does not perform under the contract.


14       BLACKROCK S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2007

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specified future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Fund may purchase privately negotiated put option contracts intended to protect the Fund's initial net asset value. In addition to the put option contracts, the Fund is authorized to write covered call options and purchase put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Recent accounting pronouncements -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the fund's financial statements, if any, is currently being assessed.

In September 2006, "Statement of Financial Accounting Standards No. 157, Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, FASB issued "Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.

(e) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.


  BLACKROCK S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2007       15

(f) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(g) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Investment Advisory Agreement between the Fund and the Manager became effective on September 29, 2006. Prior to September 29, 2006, Merrill Lynch Investment Managers, L.P. ("MLIM") was the Fund's manager. The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch"), which is the limited partner. Merrill Lynch and The PNC Financial Services Group, Inc. are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund will pay a fee on a quarterly basis in arrears at an annual rate equal to 1.0% of the average daily value of the Fund's net assets. To the extent that cash or cash equivalents are not sufficient to pay all of the investment advisory fee at the conclusion of a quarterly period, the Manager will defer collecting the portion of the investment advisory fee not covered by such available cash or cash equivalents. The Fund will not pay the Manager any interest on any deferred investment advisory fees. In addition, the Manager has entered into a Sub-Advisory Agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays the sub-adviser for services it provides a monthly fee that is a percentage of the management fee paid by the Fund to the Manager. Prior to September 29, 2006, MLIM had a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K. Limited, an affiliate of MLIM.

The Manager will bear all of the Fund's ordinary operating expenses, including administration, custodial, transfer agency, legal, auditing and accounting fees.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, or its affiliates. Pursuant to that order, the Fund has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. Prior to September 29, 2006, BIM was organized as Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, and MLIM, LLC was the securities lending agent. BIM, may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the six months ended March 31, 2007, BIM received $47 in securities lending agent fees.


16       BLACKROCK S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2007

Notes to Financial Statements (concluded)

In addition, MLPF&S received $74 in commissions on the execution of portfolio security transactions for the Fund for the six months ended March 31, 2007.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2007 were $1,162,675 and $991,931, respectively.

4. Common Stock Transactions:

The Fund is authorized to issue 200,000,000 shares of Common Stock, par value $.10 per share.

5. Capital Loss Carryforward:

On September 30, 2006, the Fund had a net capital loss carryforward of $8,491,823, all of which expires in 2011. This amount will be available to offset like amounts of any future taxable gains.


  BLACKROCK S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2007       17

Officers and Directors

Robert C. Doll, Jr., President and Director
Donald W. Burton, Director
John Francis O'Brien, Director
David H. Walsh, Director
Fred G. Weiss, Director
Donald C. Burke, Vice President and Treasurer
Jonathan A. Clark, Vice President and Co-Portfolio Manager
Debra L. Jelilian, Vice President and Co-Portfolio Manager
Jeffrey Hiller, Fund Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

JPMorgan Chase Bank, N.A.
3 Chase MetroTech Center
Brooklyn, NY 11245

Transfer Agent

Computershare Trust Company, N.A.
P.O. Box 43010
Providence, RI 02940-3010

NASDAQ Symbol

PEFX

--------------------------------------------------------------------------------
Effective April 13, 2007, Jeffrey Hiller resigned his position as Chief Compliance Officer of the Fund. Also effective April 13, 2007, Karen Clark was appointed Chief Compliance Officer of the Fund. Ms. Clark has been a Managing Director of BlackRock, Inc. since 2007. She was a Director thereof from 2005 to 2007. Prior to that, Ms. Clark was a principal and senior compliance officer at State Street Global Advisors from 2001 to 2005. Ms. Clark was a principal consultant with PricewaterhouseCoopers, LLP from 1998 to 2001. From 1993 to 1998, Ms. Clark was Branch Chief, Division of Investment Management and Office of Compliance Inspections and Examinations, with the U.S. Securities and Exchange Commission.
--------------------------------------------------------------------------------

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund's Web site. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisers, banks or brokerages may offer this service.


18       BLACKROCK S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2007

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.


  BLACKROCK S&P 500(R) PROTECTED EQUITY FUND, INC.       MARCH 31, 2007       19

BlackRock S&P 500(R) Protected Equity Fund, Inc. invests in a portfolio consisting primarily of the common stocks of substantially all of the companies represented in the S&P 500 Index and privately negotiated put options contracts intended to protect the Fund's initial net asset value at the maturity date by limiting the risk of loss caused by a decline in the market value of the Fund's common stock portfolio.

This report, including the financial information herein, is transmitted to shareholders of BlackRock S&P 500(R) Protected Equity Fund, Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

BlackRock S&P 500(R) Protected Equity Fund, Inc.
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                       BLACKROCK
                                                                     #SPPEQ-3/07

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Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - The registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and sets forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock S&P 500(R) Protected Equity Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock S&P 500(R) Protected Equity Fund, Inc.

Date: May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock S&P 500(R) Protected Equity Fund, Inc.

Date: May 21, 2007


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    BlackRock S&P 500(R) Protected Equity Fund, Inc.

Date: May 21, 2007